As filed September 25, 2026	Securities Act Registration No. 333-170750
Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 162

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 165

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare Stradley Ronon Stevens & Young LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Shawn Hendricks Stradley Ronon Stevens & Young LLP 100 Park Avenue, Suite 200 New York, NY 10017

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	On October 30, 2026 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A of Strategy Shares (the “Registrant”) on behalf of Strategy Shares [INDEX NAME] Enhanced Yield ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 30, 2026 (Accession Number 0001580642-26-004066), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 159 to the Registration Statement until October 30, 2026.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Huntington and State of New York, and City of San Juan, Commonwealth of Puerto Rico, on September 25, 2026.

STRATEGY SHARES
By:	/s/ Michael Schoonover
Michael Schoonover
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Michael Schoonover	September 25, 2026
Michael Schoonover, President and Principal Executive Officer	Date

/s/ James Szilagyi*	September 25, 2026
James Szilagyi, Treasurer, Principal Financial Officer, and Principal Accounting Officer	Date

/s/ Tobias Caldwell*	September 25, 2026
Tobias Caldwell, Trustee	Date

/s/ Stephen P. Lachenauer*	September 25, 2026
Stephen Lachenauer, Trustee	Date

/s/ Donald McIntosh*	September 25, 2026
Donald McIntosh, Trustee	Date

By:	/s/ Jennifer Bailey
Jennifer Bailey
Attorney-in-Fact

*(Pursuant to Powers of Attorney previously filed: POA-James Szilagyi, POA-Tobias Caldwell, POA-Stephen P. Lachenauer, POA-Donald McIntosh)